Intangible assets, net - Estimated aggregate amortization expense (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Intangible assets, net
2026	$ 3,879
2027	3,324
2028	3,144
2029	3,105
2030 and thereafter	$ 19,270